SCHEDULE OF DETAILS OF COMPANY SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Simson Wellness Tech Corp [Member]
Subsidiary investee name	Simson Wellness Tech. Corp.
Place of incorporation	Labuan
Date of incorporation	October 19, 2020
Shares issued | shares	100
Share price | $ / shares	$ 1
Principal activities	Investment holding and Optical technology solution
Simson Wellness Sdn Bhd [Member]
Subsidiary investee name	Simson Wellness Sdn. Bhd.
Place of incorporation	Malaysia
Date of incorporation	September 17, 2020
Shares issued | shares	100,000
Share price | $ / shares	$ 1
Principal activities	Referral service and Optical technology solution